Summary of Significant Accounting Policies - Additional Information (Details) $ in Thousands			1 Months Ended		12 Months Ended
	Apr. 06, 2021 USD ($)	Sep. 29, 2016	Jul. 31, 2022 USD ($)	Feb. 28, 2021	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Sep. 28, 2021 USD ($)	Jul. 31, 2018
Disclosure Of Changes In Accounting Estimates [Line Items]
Profit (loss)					$ 447,605	$ 100,755	$ 240,997
Net cash flows from (used in) operating activities					(162,108)	(134,583)	(149,327)
Net assets					105,375	162,596
Proceeds from merger			$ 98,000
Date of acquisition		Sep. 29, 2016
Loan interest rate									12.00%
Employee benefits expense					$ 3,420	$ 3,111	$ 1,569
CA Healthcare Acquisition Corp.
Disclosure Of Changes In Accounting Estimates [Line Items]
Net assets								$ 24,886
Shares issued in exchange of net assets	$ 38,000
Date of acquisition	Sep. 28, 2021
Initial business combination agreement date					Apr. 06, 2021
Common shares ratio				1.60806264
Minimum | Customer Related Intangibles and Supplier Relationships
Disclosure Of Changes In Accounting Estimates [Line Items]
Useful life intangible assets					7 years
Minimum | Technology and Software
Disclosure Of Changes In Accounting Estimates [Line Items]
Useful life intangible assets					8 years
Maximum | Customer Related Intangibles and Supplier Relationships
Disclosure Of Changes In Accounting Estimates [Line Items]
Useful life intangible assets					10 years
Maximum | Technology and Software
Disclosure Of Changes In Accounting Estimates [Line Items]
Useful life intangible assets					10 years
Land and buildings [member] | Maximum
Disclosure Of Changes In Accounting Estimates [Line Items]
Estimated useful lives					15 years
Plant and Equipment | Minimum
Disclosure Of Changes In Accounting Estimates [Line Items]
Estimated useful lives					3 years
Plant and Equipment | Maximum
Disclosure Of Changes In Accounting Estimates [Line Items]
Estimated useful lives					15 years
Fixtures and Fittings | Minimum
Disclosure Of Changes In Accounting Estimates [Line Items]
Estimated useful lives					3 years
Fixtures and Fittings | Maximum
Disclosure Of Changes In Accounting Estimates [Line Items]
Estimated useful lives					7 years
2020 Senior Secured Loan
Disclosure Of Changes In Accounting Estimates [Line Items]
YEAR OF MATURITY					March 2024